Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of common stock outstanding
Equity Issuances and Repurchases — Changes in the number of shares of common stock outstanding for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 are reflected in the table below.

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Shares outstanding at beginning of period	427,580,232	—
Shares issued (a)	818,570	427,580,232
Shares repurchased	—	—
Shares outstanding at end of period	428,398,802	427,580,232
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(a)	Includes share awards granted to directors and other nonemployees.